Significant accounting policies (Policies)	9 Months Ended
Sep. 30, 2022
Significant accounting policies [Abstract]
Basis of preparation
Basis of preparation

The unaudited condensed consolidated interim financial statements for the three and nine months ended September 30, 2022 and 2021 have been prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting” (“IAS 34”). Except as described in Significant Accounting Policies below, the accounting policies applied in these interim financial statements are the same as those applied in the Group’s consolidated financial statements as at and for the year ended December 31, 2021.

The unaudited condensed consolidated interim financial statements do not include all of the information required for the full annual financial statements and should be read in conjunction with the annual consolidated financial statements of the Group for the year ended December 31, 2021 included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2021, filed with the Securities and Exchange Commission on March 3, 2022 (the “Annual Report”). New accounting policies applicable to the three and nine months ended September 30, 2022, are outlined further below.

The unaudited condensed and consolidated interim financial statements have been prepared under the historical cost basis, as modified by the recognition of certain financial instruments measured at fair value and are presented in pounds sterling which is the Company’s functional currency. All values are rounded to the nearest thousand, except where otherwise indicated.

Date of authorization
Date of authorization

These unaudited condensed consolidated interim financial statements were prepared at the request of the Company’s Board of Directors (the “Board”) and were approved by the Board on November 9, 2022, and signed on its behalf by Dr. Bahija Jallal, Chief Executive Officer of the Group.

Adoption of new accounting standards
Adoption of new accounting standards

There have been no new accounting standards adopted by the Group in 2022 which have had a material impact on these unaudited condensed consolidated interim financial statements. There are no standards issued but not yet effective that the Group expects to have a material impact on its financial statements.

Going concern
Going concern

The Group reported cash and cash equivalents of £347,189,000 and net current assets of £326,303,000 as at September 30, 2022, with an operating profit / (loss) for the three and nine months ended September 30, 2022 of £6,172,000 and (£17,281,000), respectively, and net cash used in operating activities for the nine months ended September 30, 2022 of £31,923,000. The negative operational cash flow was largely due to the Group’s continued focus on research, development, and clinical activities to advance preclinical and clinical programs within the Group’s pipeline. The Group generated net product and net pre-product revenue totalling £36,303,000 and £74,514,000 during the three and nine months ended September 30, 2022, respectively. In July 2022, the Group received £116,812,000 ($140,000,000) before deduction of attributable expenses of £388,000 following the PIPE.

In assessing the going concern assumptions, the Board has undertaken an assessment of the current business and strategy forecasts covering a two-year period, which includes anticipated KIMMTRAK revenue. In assessing the downside risks, the Board has also considered scenarios incorporating a range of revenue arising from KIMMTRAK sales. As part of considering the downside risks, the Board has considered the impact of the ongoing coronavirus 2019 (‘‘COVID-19’’) pandemic and other potential economic impacts including the war in Ukraine and related geopolitical tensions, as well as global inflation, capital market instability, exchange rate fluctuations, and increases in commodity, energy and fuel prices. The Board has concluded that while these may have a future impact on the Group’s business and implementation of its strategy and plans, it anticipates that any such impact will be minimal on clinical trials or other business activities over the period assessed for going concern purposes. As of the date of these financial statements, the Group is not aware of any specific event or circumstance that would require the Group to update its estimates, assumptions and judgments or revise the carrying value of its assets or liabilities. Actual results could differ from these estimates, and any such differences may be material to the Group’s financial statements.

Given the current cash position and the assessment performed, the Board believes that the Group will have sufficient funds to continue to meet its liabilities as they fall due throughout the forecast period outlined above and therefore, the Group has prepared the financial statements on a going concern basis. This scenario is based on the Group’s lower range of anticipated revenue levels. As the Group continues to incur significant expenses in the pursuit of its business strategy, including further commercialization and marketing plans for KIMMTRAK, additional funding will be needed before further existing clinical and preclinical programs may be expected to reach commercialization, which would potentially lead to additional operational cash inflows. Until the Group can generate revenue from product sales sufficient to fund its ongoing operations and further develop its pipeline, if ever, it expects to finance its operations through a combination of public or private equity offerings and debt financings or other sources, such as potential collaboration agreements, strategic alliances and licensing arrangements.

Estimates and judgements
Estimates and judgements

The preparation of the unaudited condensed consolidated interim financial statements in conformity with IAS 34 requires management to make judgments, estimates and assumptions. These judgments, estimates and assumptions affect the reported assets and liabilities as well as contingent liabilities and income and expenses in the financial period. The estimates and associated assumptions are based on information available when the unaudited condensed consolidated interim financial statements are prepared, historical experience and various other factors which are believed to be reasonable under the circumstances. Existing circumstances and assumptions about future developments may change due to market changes or circumstances arising that are beyond the Group’s control. Therefore, estimates may vary from eventual outcomes and may be subject to updates in future reported periods.

Judgements and estimates made, together with our significant accounting policies, are disclosed in the consolidated financial statements of the Group for the year ended December 31, 2021, and are presented in the Group’s Annual Report. Significant updates to the Group’s estimates and accounting policies for the three and nine months ended September 30, 2022 are outlined below.

Critical Accounting Estimates
Critical Accounting Estimates

Estimated rebates, chargebacks and product returns

As outlined below in the “Product revenue, net” policy, the Group recognizes revenue net of estimated deductions for rebates, chargebacks, other customer fees and product returns.

Due to its limited history of product sales in the United States having only recently received regulatory approval for its first product, the Group has limited directly comparable information of actual rebate claims, chargebacks or levels of product returns, and the Group’s early sales information may have limited predictive value. The Group uses the expected value method to estimate revenue deductions, which considers the likelihood of a rebate, chargeback or product return being applicable to sales. The proportion of sales subject to a rebate or chargeback, and the level of product returns, is inherently uncertain and the Group’s estimates are based on internal assumptions, which may change as the Group develops more product experience, and third-party data, which the Group assesses for reliability and relevance.

Rebates and chargebacks

The Group is subject to state government Medicaid programs and other qualifying federal and state programs in the United States requiring rebates to be paid to participating state and local government entities, depending on the eligibility and circumstances of patients treated with KIMMTRAK after the Group has sold vials to specialty distributors. The Group is also subject to chargebacks from its specialty distributors under the 340B program in the United States, whereby qualifying hospitals are entitled to purchase KIMMTRAK at a lower price. For such sales, the Group’s specialty distributors charge back the difference between the wholesale acquisition cost and this lower price. Estimating rebate and chargeback deductions from revenue is judgmental due to the time delay between the date of the sale to specialty distributors and the subsequent dates on which the Group is able to determine actual amounts of chargebacks and rebates. The Group forms estimates of 340B chargeback deductions by analyzing sell-through data relating to the hospital mix of onward sales made by specialty distributors. For Medicaid and other rebates, the Group forms estimates based on internal forecasts of the patient mix and external health coverage statistics. Judgment is applied to consider the relevance and reliability of information used to make these estimates.

Judgment is also required in determining the amount of the Group’s net pre-product revenue and product revenue in France. Rebates payable to the Economic Committee for Health Products (“CEPS”) under compassionate use, early access and commercial programs are subject to a high degree of estimation uncertainty. The Group’s estimate of these rebates represents the difference between the expected agreed price for the commercial sale of KIMMTRAK in France, which is subject to price negotiation, and the initial price of tebentafusp and KIMMTRAK sold under early access and commercial programs until this price is agreed. Analysis of further legislative requirements, sales volumes and the expected benefit of KIMMTRAK to patients in France is also required in the assessment of rebates payable. The Group applies judgement to assess internal targets, pricing information of other therapies approved for sale in France, information obtained from price negotiations of KIMMTRAK in other countries, and information connected with KIMMTRAK’s safety profile when forming its estimated rebate deduction from revenue.

Product returns

The Group considers several inputs when estimating potential levels of product returns. Due to the nature of KIMMTRAK as a therapy, the Group expects no product returns following patient administration by trained healthcare professionals. The Group applies judgement in assessing the level of returns for sales made to distributors which have yet to be administered to patients. The Group considers industry average return levels, distributor sell-through rates, the levels of inventory in the distribution channel, the period of time for which inventory has been held by its distributors, the level of orders placed, the expiry date of products sold, and its distributors’ right to return products in the case of vials of KIMMTRAK with a shorter period to expiry. As orders are typically placed based on scheduled administration by hospitals and healthcare facilities, the Group does not expect a significant level of product returns.

Significant Accounting Policies
Significant Accounting Policies

Product revenue, net

Product revenue, net, relates to the sale of KIMMTRAK following marketing approval. The Group recognizes revenue at the point in time that control transfers to a customer, which is typically on delivery. The Group also operates under consignment arrangements where control passes when the Group’s distributor takes KIMMTRAK out of consignment inventory. The amount of revenue recognized under its arrangements reflects the consideration to which the Group expects to be entitled to, net of estimated deductions for rebates, chargebacks, other customer fees and product returns. Estimated revenue deductions are updated at the end of each reporting period using the latest available data. The Group considers whether any part of amounts expected to be received should be constrained to ensure that it is highly probable that a significant reversal in the cumulative revenue recognized will not occur. Estimating such deductions involves judgments which are detailed further above under “Critical accounting estimates”.

The Group’s main customers in the United States and Europe are its distributors. These distributors are invoiced at contractual list prices with standard payment terms typically between one and two months. When the Group has the right to offset chargebacks against trade receivables and the parties have agreed to settle the payments net, chargebacks are recorded as a reduction in trade receivables. Other chargebacks, rebates and deductions are recognized as an accrual in the condensed consolidated statement of financial position.

The Group’s customers are hospitals and healthcare providers in certain countries, where KIMMTRAK is sold through an agent acting on the Group’s behalf.

Pre-product revenue, net

Pre-product revenue, net, relates to the sale of tebentafusp under a compassionate use and an early access program in France up to September 2022. These programs provided patients with access to tebentafusp before KIMMTRAK became available as a marketed product in France. Pre-product revenue is recognized on delivery of tebentafusp to healthcare providers, which is the point in time when control is transferred. Such revenue is recognized net and represents the prices set by the Group that are expected to be retained after estimated deductions and to the extent that it is highly probable that a significant reversal of revenue will not occur. These variable estimated deductions include both an estimate of government rebates payable and an estimate of returns in the case of expiry, damage or other instances. The total rebate payable by the Group is dependent on the outcome of price negotiations with the French government, and the Group makes an estimate of these amounts payable each reporting period based on available pricing information and the applicable regulations. Returns are estimated based on industry trends and information provided by the Group’s distributors.

The estimates for rebates and returns deducted from pre-product revenue are recorded in the period the related pre-product revenue is recognized and are classified under Accruals within Trade and other payables in the Condensed Consolidated Statement of Financial Position. Costs of pre-product revenue are expensed when incurred and include costs associated with previous manufacturing of tebentafusp and other third-party selling expenses. Previous manufacturing costs were recognized in Research and development expenses at the time, and third-party selling expenses are recognized within Selling and administrative expenses.

Cost of product revenue

Cost of product revenue represents production costs including raw materials, external manufacturing costs, and other costs incurred in bringing inventories to their location and condition prior to sale. Due to the Group’s manufacturing arrangements, overheads and internal costs of product revenue are minimal. Further information on Cost of product revenue is included within the ‘Inventories’ policy below.

Trade Receivables
Trade Receivables

Trade receivables include amounts invoiced or contractually accrued where only the passage of time is required before payment is received under the Group’s collaboration agreements and other revenue arrangements. Trade receivables are assessed for impairment using the simplified approach under IFRS 9, Financial Instruments, which requires lifetime expected losses to be recognized with the initial recognition of the receivable. Due to its lack of sales history, the Group estimates expected credit losses using internal information, industry credit default information, and comparable information available from companies with similar customers. As of September 30, 2022, the amount of expected credit losses is not material.

Inventories
Inventories

Inventories include finished goods manufactured for commercial sale, items in the process of being manufactured for commercial sale, and the materials to be used in the manufacturing process. The principal costs in manufacturing the Group’s inventories are raw materials, external manufacturing costs, and other costs incurred in bringing inventories to their location and condition prior to sale.

Inventories are measured at weighted average cost and presented as assets in the Condensed Consolidated Statement of Financial Position to the extent that they are recoverable. Inventories are stated at the lower of cost and net realizable value, and the Group assesses whether an expense should be recognized to write down inventory values at each reporting period. Where this expense relates to inventories manufactured or developed following marketing approval of KIMMTRAK, the Group recognizes the expense within Cost of product revenue. Prior to receiving marketing approval, the Group recorded the expense for prelaunch inventory expected to be sold in the ordinary course of business within Research and development expenses. Reversals of previous write-downs of inventories are recognized within Cost of product revenue or Research and development expenses, depending on where the write-down was originally recognized.

As at September 30, 2022, the Group held a provision against the value of its inventories of £701,000, of which £185,000 has been recognized in Cost of product revenue in the Condensed Consolidated Statement of Profit / (Loss) and Comprehensive Loss in the nine months ended September 30, 2022.

Due to the low costs involved in manufacturing KIMMTRAK, inventory costs and Cost of product revenue are not material at this time, and the Group does not expect these costs to be material for the foreseeable future.